Other gains and losses - Summary of Other gains and losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of Other gains and losses [Abstract]
Foreign exchange (losses) gains, net	$ 78,170		$ 448,097	$ (89,152)
Gain (loss) on valuation of financial assets at fair value through profit or loss	39,254	$ 1,282	(69,404)	15,262
Reimbursement of ADSs service charge	2,121		2,412	2,284
Compensation income	20		174	1,524
Others	15,936		5,288	4,253
Total	$ 135,501	$ 4,425	$ 386,567	$ (65,829)